Accounts Receivable (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) M	Dec. 31, 2011 CNY M	Dec. 31, 2010 CNY	Dec. 31, 2011 Maximum day
Accounts Receivable
Term of credit for customers (in months)	3	3
Advances from customers	$ 142,045	894,021	1,001,292
Term of letters of credit (in days)				90
Accounts receivable denominated in currencies other than the RMB (as a percent)	44.00%	44.00%	91.00%